8 Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax credit
Current tax credited to the income statement	£ 1,144	£ 1,782	£ 1,952
Taxation payable in respect of foreign subsidiary	(21)		(67)
Adjustment in respect of prior year	158	3	128
Total current tax credit	1,281	1,785	2,013
Deferred tax credit
Reversal of temporary differences			19
Total tax credit	£ 1,281	£ 1,785	£ 2,032